Note 13 - Income Taxes	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
13.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	Year ended March 31, 2025		Year ended March 31, 2024	Year ended March 31, 2023
Income (loss) before taxes for the year		$(3,615,375)	$(4,472,170)	$956,578
Canadian federal and provincial income tax rates		27%	27%	27%
Expected income tax recovery based on above rates		(976,000)	(1,207,000)	258,000
Change in statutory, foreign tax, foreign exchange rates and other		35,000	(3,000)	2,000
Permanent difference		214,000	204,000	(29,000)
Impact of spin-out transaction		(527,000)	-	-
Impact of flow-through shares		130,000	124,000	449,000
Share issue costs		(182,000)	(129,000)	(27,000)
Adjustment to prior year’s provision versus statutory tax returns and expiry of non-capital losses		330,000	(94,000)	(108,000)
Change in unrecognized deductible temporary differences		976,000	1,105,000	(545,000)
Deferred income tax recovery	$		$-	$-

The Canadian income tax rate declined/increased during the year due to changes in the law that reduced/increased corporate income tax rates in Canada/British Columbia.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year ended March 31, 2025	Year ended March 31, 2024
Deferred tax assets (liabilities)
Exploration and evaluation assets	$(1,257,000)	$(990,000)
Non-capital losses	1,257,000	990,000
	$-	$-

The significant components of the Company’s temporary differences and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	Year ended March 31, 2025	Expiry date range year ended March 31, 2025	Year ended March 31, 2024
Temporary differences
Share issue costs	$869,000	2046 to 2049	$489,000
Investment in associate	106,000	No expiry date	-
Allowable capital losses	-	No expiry date	3,000
Net operating losses available for future period	-	No expiry date	190,000
Non-capital losses available for future period	15,182,000	2031 to 2045	12,038,000
Canada	19,837,000	2031 to 2045	11,848,000
USA	-	No expiry date	190,000

Tax attributes are subject to review, and potential adjustment, by tax authorities.

During the year ended March 31, 2025, the Company incurred $193,262 in income tax penalties and interest for the late filing of tax returns in the United States.